SUNAMERICA STYLE SELECT SERIES, INC.(R)

              Supplement to the Prospectus dated February 28, 2000,
                          as supplemented May 22, 2000


The following items reflect changes to the Class B shares of each Fund:

The Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed), applicable to Class B shares of each Fund, as set forth on pages 14 and 15 of the Prospectus, has been changed to 5.00%.

                                    *********

References to the cost of investing in Class B shares of each Fund, as indicated in the section entitled "EXAMPLE" on pages 19 and 20 of the Prospectus, should be replaced with the following:

If you redeemed your investment at the end of the periods indicated:


                                           1 Year   3 Years   5 Years   10 Years
LARGE-CAP GROWTH PORTFOLIO
  (Class B shares)*....................     $746     $1,057   $1,495     $2,609
MID-CAP GROWTH PORTFOLIO
  (Class B shares)*....................      743      1,048    1,480      2,581
AGGRESSIVE GROWTH PORTFOLIO
  (Class B shares)*....................      742      1,045    1,475      2,574
LARGE-CAP VALUE PORTFOLIO
  (Class B shares)*....................      746      1,057    1,495      2,609
VALUE PORTFOLIO
  (Class B shares)*....................      743      1,048    1,480      2,584
SMALL-CAP VALUE PORTFOLIO
  (Class B shares)*....................      746      1,057    1,495      2,609
FOCUSED GROWTH AND INCOME PORTFOLIO
  (Class B shares)*....................      723       988     1,380      2,371
FOCUS PORTFOLIO
  (Class B shares)*....................      713       958     1,329      2,268
FOCUSED TECHNET PORTFOLIO
  (Class B shares)*....................      765      1,114    1,590      2,800


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FOCUSED VALUE PORTFOLIO
  (Class B shares)*....................      723       988     1,380      2,373
INTERNATIONAL EQUITY PORTFOLIO
  (Class B shares)*....................      771     1,132     1,620      2,860

If you did not redeem your shares:


LARGE-CAP GROWTH PORTFOLIO
  (Class B shares)*....................     $246      $757     $1,295    $2,609
MID-CAP GROWTH PORTFOLIO
  (Class B shares)*....................      243       748      1,280     2,581
AGGRESSIVE GROWTH PORTFOLIO
  (Class B shares)*....................      242       745      1,275     2,574
LARGE-CAP VALUE PORTFOLIO
  (Class B shares)*....................      246       757      1,295     2,609
VALUE PORTFOLIO
  (Class B shares)*....................      243       748      1,280     2,584
SMALL-CAP VALUE PORTFOLIO
  (Class B shares)*....................      246       757      1,295     2,609
FOCUSED GROWTH AND INCOME PORTFOLIO
  (Class B shares)*....................      223       688      1,180     2,371
FOCUS PORTFOLIO
  (Class B shares)*....................      213       658      1,129     2,268
FOCUSED TECHNET PORTFOLIO
  (Class B shares)*....................      265       814      1,390     2,800
FOCUSED VALUE PORTFOLIO
  (Class B shares)*....................      223       688      1,180     2,373
INTERNATIONAL EQUITY PORTFOLIO
  (Class B shares)*....................      271       832      1,420     2,860

* Class B shares generally convert to Class A shares approximately eight years after purchase as described in the section entitled "Shareholder Account Information" on page 21. Therefore, expense information for years 9 and 10 is the same for both Class A and B shares.

                                    *********

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Under  the  section  entitled  "SELECTING  A  SHARE  CLASS"  on  page  21 of the
Prospectus, the fourth paragraph under the section of the Class B column should be replaced in its entirety with the following:

          Automatic conversion to Class A shares approximately eight years after purchase.

                                    *********

Under the section "CALCULATION OF SALES CHARGES" on page 21 of the Prospectus, the third paragraph should be replaced in its entirety with the following:

    CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:



    Years after purchase                         CDSC on shares being sold

    1st year                                     5.00%
    2nd year                                     4.00%
    3rd year or 4th year                         3.00%
    5th year                                     2.00%
    6th year                                     1.00%
    7th year and thereafter                      None

Dated:  December 6, 2000

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